Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of financial statements restated - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of financial statements restated [Line Items]
Warrants
Accumulated losses	$ (46,907,568)	(64,066,681)
Total equity		109,416,415
Derivative warrant liability	13,161,844	15,709,460
Current liabilities	43,786,799	95,036,895
Total liabilities	$ 304,004,869	197,836,045
As Previously Reported [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of financial statements restated [Line Items]
Warrants		16,983,200
Accumulated losses		(65,340,421)
Total equity		125,125,875
Derivative warrant liability
Current liabilities		79,327,435
Total liabilities		182,126,585
Restatement adjustments [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of financial statements restated [Line Items]
Warrants		(16,983,200)
Accumulated losses		1,273,740
Total equity		(15,709,460)
Derivative warrant liability		15,709,460
Current liabilities		15,709,460
Total liabilities		$ 15,709,460